UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock Natural Resources Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Canadian Independents - 12.6%	Addax Petroleum Corp.	44,300	$1,219,150
	Canadian Natural Resources Ltd.	85,600	3,946,079
	Connacher Oil And Gas Ltd. (a)	436,000	431,141
	Crew Energy, Inc. (a)	270,700	1,315,729
	EnCana Corp.	123,622	5,665,706
	Husky Energy, Inc.	106,400	2,577,746
	Iteration Energy Ltd. (a)	144,063	140,043
	Nexen, Inc.	118,600	2,258,101
	Niko Resources Ltd.	21,800	1,103,245
	Pan Orient Energy Corp. (a)	224,000	750,859
	Paramount Resources Ltd. (a)	75,000	356,365
	Petro-Canada	86,800	2,739,368
	Progress Energy Resources Corp.	140,653	1,049,033
	Suncor Energy, Inc.	228,400	5,747,802
	Talisman Energy, Inc.	601,800	7,539,521
	TriStar Oil and Gas Ltd. (a)	222,959	2,008,555

			38,848,443

Chemicals - 0.9%	E.I. du Pont de Nemours & Co.	33,400	931,860
	Intrepid Potash, Inc. (a)	18,400	454,296
	Praxair, Inc.	18,000	1,342,980

			2,729,136

Energy Equipment & Services - 13.3%	Acergy SA (b)	85,000	655,350
	Cameron International Corp. (a)	186,200	4,762,996
	Dresser-Rand Group, Inc. (a)	179,800	4,428,474
	Dril-Quip, Inc. (a)	56,000	1,925,280
	National Oilwell Varco, Inc. (a)	239,601	7,255,118
	Noble Corp.	149,900	4,096,767
	Tesco Corp. (a)	106,300	1,068,315
	Transocean Ltd. (a)	150,909	10,183,339
	Trican Well Service Ltd.	42,500	327,307
	Weatherford International Ltd. (a)	349,452	5,811,387

			40,514,333

Gas Utilities - 1.1%	EQT Corp.	102,000	3,430,260

Gold - 1.6%	Barrick Gold Corp.	51,800	1,499,782
	Eldorado Gold Corp. (a)	404,500	3,213,492

			4,713,274

Integrated Oil & Gas - 16.2%	BP Plc (b)	40,800	1,732,368
	Chevron Corp.	139,591	9,226,965
	ConocoPhillips	112,475	4,611,475
	Eni SpA (b)	19,250	821,782
	Exxon Mobil Corp.	129,328	8,622,298
	Hess Corp.	64,800	3,550,392
	Marathon Oil Corp.	142,400	4,229,280
	Murphy Oil Corp.	247,400	11,803,454
	Total SA (b)	90,800	4,514,576

			49,112,590

Marine - 0.4%	Aegean Marine Petroleum Network, Inc.	72,300	1,095,345

BlackRock Natural Resources Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Metals & Mining - 7.5%	Alcoa, Inc.	22,900	$207,703
	Aluminum Corp. of China Ltd. (b)(c)	188,500	3,624,855
	BHP Billiton Ltd.	60,500	1,461,533
	Companhia Vale do Rio Doce (Common Shares) (b)	174,000	2,872,740
	First Quantum Minerals Ltd.	55,700	2,154,156
	Franco-Nevada Corp.	75,000	1,595,785
	Goldcorp, Inc.	124,682	3,408,302
	HudBay Minerals, Inc. (a)	195,000	1,308,933
	Inmet Mining Corp.	12,700	440,078
	Newcrest Mining Ltd.	162,000	3,498,942
	Newmont Mining Corp.	9,100	366,184
	Southern Copper Corp.	137,400	2,551,518

			23,490,729

Oil & Gas Drilling - 4.6%	Diamond Offshore Drilling, Inc.	46,600	3,374,306
	Helmerich & Payne, Inc.	95,200	2,934,064
	Nabors Industries Ltd. (a)	109,000	1,657,890
	Pride International, Inc. (a)	70,700	1,604,890
	Rowan Cos., Inc.	50,000	780,500
	Saipem SpA	164,500	3,516,075

			13,867,725

Oil & Gas Equipment & Services - 6.9%	BJ Services Co.	59,900	832,011
	Baker Hughes, Inc.	89,300	3,177,294
	Exterran Holdings, Inc. (a)	521	10,759
	FMC Technologies, Inc. (a)	142,600	4,881,198
	Halliburton Co.	174,200	3,522,324
	Schlumberger Ltd.	75,800	3,713,442
	Smith International, Inc.	80,700	2,086,095
	Technip SA (b)	64,975	2,768,585

			20,991,708

Oil & Gas Exploration & Production - 22.3%	Anadarko Petroleum Corp.	52,200	2,247,732
	Apache Corp.	126,760	9,235,734
	CNOOC Ltd. (b)	31,400	3,496,390
	Cabot Oil & Gas Corp. Class A	88,200	2,662,758
	Carrizo Oil & Gas, Inc. (a)(c)	59,100	728,703
	Cimarex Energy Co.	21,094	567,429
	Denbury Resources, Inc. (a)	58,113	946,080
	Devon Energy Corp.	196,898	10,209,161
	EOG Resources, Inc.	210,900	13,387,932
	Forest Oil Corp. (a)	45,800	732,800
	Mariner Energy, Inc. (a)	37,065	421,800
	Newfield Exploration Co. (a)	69,000	2,151,420
	Noble Energy, Inc.	79,500	4,511,625
	Occidental Petroleum Corp.	117,100	6,591,559
	Pioneer Natural Resources Co.	36,600	846,192
	Range Resources Corp.	156,900	6,271,293

BlackRock Natural Resources Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Southwestern Energy Co. (a)	62,000	$2,223,320
	XTO Energy, Inc.	25,125	870,832

			68,102,760

Oil, Gas & Consumable Fuels - 4.3%	Arch Coal, Inc.	36,000	502,920
	Coastal Energy Co. (a)	500,000	1,219,308
	Consol Energy, Inc.	68,200	2,133,296
	Patriot Coal Corp. (a)	27,840	175,392
	Peabody Energy Corp.	139,200	3,673,488
	Petroleo Brasileiro SA (b)	107,400	3,605,418
	Whiting Petroleum Corp. (a)	46,700	1,529,892

			12,839,714

Paper & Forest Products - 0.3%	Votorantim Celulose e Papel SA (a)(b)	100,000	874,000

Refining, Marketing & Transportation - 0.6%	Valero Energy Corp.	89,000	1,765,760

Utilities - 0.3%	Williams Cos., Inc.	67,200	947,520

	Total Long-Term Investments (Cost - $183,650,798) - 92.9%		283,323,297

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.64% (d)(e)	21,590,389	21,590,389

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.80% (d)(e)(f)	$1,724	1,724,100

	Total Short-Term Securities (Cost - $23,314,489) - 7.6%		23,314,489

	Total Investments (Cost - $206,965,287*) - 100.5%		306,637,786
	Liabilities in Excess of Other Assets - (0.5)%		(1,545,965)

	Net Assets - 100.0%		$305,091,821

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$207,473,747

Gross unrealized appreciation	$117,173,484
Gross unrealized depreciation	(18,009,445)

Net unrealized appreciation	$99,164,039

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	21,590,389	$13,241
BlackRock Liquidity Series, LLC Money Market Series	$1,724,100	$4,517
FFI Premier Institutional Fund	$(6,031,600)	—

BlackRock Natural Resources Trust

Schedule of Investments April 30, 2009 (Unaudited)

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	166,918	AUD	230,929	State Street Bank& Trust Co.	5/04/2009	$(861)

•	Currency Abbreviations:

	AUD	Australian Dollar
	USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Liabilities

Level 1	$298,161,236	—
Level 2	8,476,550	$(861)
Level 3	—	—

Total	$306,637,786	$(861)

*	Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Natural Resources Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: June 19, 2009